Pioneer Diversified High Income Fund, Inc.
Schedule of Investments  |  July 31, 2022

Ticker Symbol: HNW

Schedule of Investments  |  7/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 141.5%
	Senior Secured Floating Rate Loan Interests — 3.3% of Net Assets*(a)
	Airlines — 0.3%
265,000	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 8/8/22	$ 265,662
	Total Airlines	$265,662
	Consumer Products — 0.3%
356,125	Instant Brands Holdings, Inc., Initial Loan, 7.076% (LIBOR + 500 bps), 4/12/28	$ 285,494
	Total Consumer Products	$285,494
	Dialysis Centers — 0.3%
486,250	US Renal Care, Inc., Initial Term Loan, 6.688% (LIBOR + 500 bps), 6/26/26	$ 351,142
	Total Dialysis Centers	$351,142
	Electronic Composition — 0.1%
123,739	Natel Engineering Co., Inc., Initial Term Loan, 7.743% (LIBOR + 625 bps), 4/30/26	$ 115,077
	Total Electronic Composition	$115,077
	Human Resources — 0.2%
323,021	Team Health Holdings, Inc., Extended Term Loan, 7.577% (Term SOFR + 525 bps), 3/2/27	$ 264,878
	Total Human Resources	$264,878
	Medical Labs & Testing Services — 0.1%
313,287	Envision Healthcare Corp., Initial Term Loan, 6.122% (LIBOR + 375 bps), 10/10/25	$ 87,671
	Total Medical Labs & Testing Services	$87,671
	Oil-Field Services — 1.8%
1,917,443	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 1,867,110
	Total Oil-Field Services	$1,867,110
	Recreational Centers — 0.2%
191,703	Fitness International LLC, Term B Loan, 5.622% (LIBOR + 325 bps), 4/18/25	$ 176,367
	Total Recreational Centers	$176,367
	Total Senior Secured Floating Rate Loan Interests (Cost $3,924,810)	$3,413,401

1Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Shares		Value
	Common Stocks — 0.5% of Net Assets
	Airlines — 0.2%
24,166(b)	Grupo Aeromexico SAB de CV	$ 234,719
	Total Airlines	$234,719
	Household Durables — 0.0%†
89,094(b)	Desarrolladora Homex SAB de CV	$ 136
	Total Household Durables	$136
	Oil, Gas & Consumable Fuels — 0.2%
6(b)	Amplify Energy Corp.	$ 41
218,823(b)	PetroQuest Energy, Inc.	93,000
5,709(b)	Summit Midstream Partners LP	85,349
	Total Oil, Gas & Consumable Fuels	$178,390
	Specialty Retail — 0.1%
42,088(b)+^	Targus Cayman SubCo., Ltd.	$ 51,768
	Total Specialty Retail	$51,768
	Total Common Stocks (Cost $791,295)	$465,013

Principal Amount USD ($)
	Asset Backed Securities — 3.3% of Net Assets
500,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	$ 496,390
500,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 7.41% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	420,384
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	935,824
1,000,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 11.86% (3 Month USD LIBOR + 915 bps), 7/20/33 (144A)	899,706
650,000	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class E, 12.662%, 5/15/32 (144A)	645,888
	Total Asset Backed Securities (Cost $3,610,194)	$3,398,192

	Collateralized Mortgage Obligations—2.4% of Net Assets
330,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 7.514% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 291,190
Pioneer Diversified High Income Fund, Inc. |  | 7/31/222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1B2, 11.014% (SOFR30A + 950 bps), 3/25/42 (144A)	$ 144,834
10,609(a)	DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1C, 2.96% (1 Month USD LIBOR + 84 bps), 10/19/45	10,440
100,000(a)	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 7.714% (SOFR30A + 620 bps), 11/25/41 (144A)	85,566
200,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-DNA7, Class B2, 9.314% (SOFR30A + 780 bps), 11/25/41 (144A)	169,213
450,000(a)	Freddie Mac Stacr Remic Trust, Series 2021-HQA3, Class B2, 7.764% (SOFR30A + 625 bps), 9/25/41 (144A)	377,307
280,000(a)	Freddie Mac Stacr Remic Trust, Series 2022-DNA2, Class B2, 10.014% (SOFR30A + 850 bps), 2/25/42 (144A)	249,497
20,784	Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)	14,787
500,000(c)	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	395,000
640,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 12.759% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	699,314
	Total Collateralized Mortgage Obligations (Cost $2,636,578)	$2,437,148

	Commercial Mortgage-Backed Securities—11.2% of Net Assets
1,000,000(c)	Benchmark Mortgage Trust, Series 2020-B18, Class AGNG, 4.388%, 7/15/53 (144A)	$ 823,744
500,000(a)	BPR Trust, Series 2021-WILL, Class E, 8.749% (1 Month USD LIBOR + 675 bps), 6/15/38 (144A)	464,784
588,625(a)	Capital Funding Mortgage Trust, Series 2020-9, Class B, 16.613% (1 Month USD LIBOR + 1,490 bps), 11/19/22 (144A)	588,625
288,017(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.81% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	288,017
1,000,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 16.92% (1 Month USD LIBOR + 1,521 bps), 11/6/23 (144A)	977,517
3Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
70,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 9.264% (SOFR30A + 775 bps), 1/25/51 (144A)	$ 68,263
180,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class B1, 8.364% (SOFR30A + 685 bps), 11/25/51 (144A)	163,531
627,395(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	591,917
1,000,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 8.687% (1 Month USD LIBOR + 690 bps), 8/25/29	889,569
434,092(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 8.037% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	422,348
527,183(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 10.787% (1 Month USD LIBOR + 900 bps), 7/25/30 (144A)	508,776
1,000,000(d)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	506,734
12,333,286(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	79,109
1,000,000(e)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	5,769
7,917,344(c)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.094%, 7/25/40	444,419
500,000(c)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class D, 4.159%, 4/15/46	382,479
172,230(c)	Morgan Stanley Capital I Trust, Series 2007-T25, Class AJ, 5.574%, 11/12/49	129,172
750,000(a)	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 6.009% (1 Month USD LIBOR + 375 bps), 3/25/50 (144A)	693,750
900,000(c)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class E, 4.398%, 8/15/36 (144A)	764,631
290,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	258,100
192,353(a)	Slide, Series 2018-FUN, Class E, 4.549% (1 Month USD LIBOR + 255 bps), 6/15/31 (144A)	184,050
319,727(c)	Velocity Commercial Capital Loan Trust, Series 2020-1, Class M6, 5.69%, 2/25/50 (144A)	282,123
Pioneer Diversified High Income Fund, Inc. |  | 7/31/224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,100,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	$ 775,402
1,660,500(c)	Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class E, 4.60%, 11/15/48 (144A)	1,184,258
	Total Commercial Mortgage-Backed Securities (Cost $12,488,539)	$11,477,087

	Convertible Corporate Bonds — 2.3% of Net Assets
	Airlines — 0.1%
225,000	GOL Equity Finance SA, 3.75%, 7/15/24 (144A)	$ 120,980
	Total Airlines	$120,980
	Banks — 0.0%†
IDR812,959,000^	PT Bakrie & Brothers Tbk, 0.00%, 12/22/22	$ 5,481
	Total Banks	$5,481
	Chemicals — 1.9%
1,900,000(f)	Hercules LLC, 6.50%, 6/30/29	$ 1,925,688
	Total Chemicals	$1,925,688
	Entertainment — 0.2%
312,000(d)	DraftKings Holdings, Inc., 3/15/28	$ 187,512
	Total Entertainment	$187,512
	Pharmaceuticals — 0.1%
300,000	Tricida, Inc., 3.50%, 5/15/27	$ 154,909
	Total Pharmaceuticals	$154,909
	Total Convertible Corporate Bonds (Cost $2,214,266)	$2,394,570

	Corporate Bonds — 93.2% of Net Assets
	Advertising — 0.9%
645,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 519,225
535,000	Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28 (144A)	430,311
	Total Advertising	$949,536
	Aerospace & Defense — 0.8%
450,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 417,780
5Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Aerospace & Defense — (continued)
280,000	Howmet Aerospace, Inc., 6.875%, 5/1/25	$ 294,700
101,000	Triumph Group, Inc., 8.875%, 6/1/24 (144A)	104,471
	Total Aerospace & Defense	$816,951
	Agriculture — 0.3%
815,000	Kernel Holding SA, 6.50%, 10/17/24 (144A)	$ 318,632
	Total Agriculture	$318,632
	Airlines — 5.6%
500,000	Gol Finance SA, 7.00%, 1/31/25 (144A)	$ 267,500
2,115,000	Gol Finance SA, 8.00%, 6/30/26 (144A)	1,397,759
1,510,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	1,436,010
1,915,000	Pegasus Hava Tasimaciligi AS, 9.25%, 4/30/26 (144A)	1,736,445
EUR1,000,000	Transportes Aereos Portugueses SA, 5.625%, 12/2/24 (144A)	898,671
	Total Airlines	$5,736,385
	Auto Manufacturers — 0.5%
545,000	JB Poindexter & Co., Inc., 7.125%, 4/15/26 (144A)	$ 531,773
	Total Auto Manufacturers	$531,773
	Auto Parts & Equipment — 0.7%
840,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, 2/1/28 (144A)	$ 753,816
	Total Auto Parts & Equipment	$753,816
	Banks — 3.7%
300,000(c)	Banco de Galicia y Buenos Aires SAU, 7.962% (5 Year CMT Index + 716 bps), 7/19/26 (144A)	$ 268,500
1,135,000(c)	Banco GNB Sudameris SA, 7.50% (5 Year CMT Index + 666 bps), 4/16/31 (144A)	928,668
685,000(c)(g)	Banco Mercantil del Norte SA, 8.375% (5 Year CMT Index + 776 bps) (144A)	650,928
247,000	Freedom Mortgage Corp., 8.125%, 11/15/24 (144A)	221,065
911,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	815,345
350,000(c)(g)	ING Groep NV, 6.50% (5 Year USD Swap Rate + 445 bps)	344,327
225,000(c)(g)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	210,375
200,000	Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (144A)	25,000
Pioneer Diversified High Income Fund, Inc. |  | 7/31/226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
865,000(c)(g)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	$ 17,300
344,000(c)	Turkiye Vakiflar Bankasi TAO, 8.00% (5 Year USD Swap Rate + 585 bps), 11/1/27 (144A)	323,353
	Total Banks	$3,804,861
	Biotechnology — 0.3%
EUR345,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 310,224
	Total Biotechnology	$310,224
	Building Materials — 1.4%
199,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	$ 189,593
375,000	Oscar AcquisitionCo LLC/Oscar Finance, Inc., 9.50%, 4/15/30 (144A)	305,783
1,001,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	927,362
	Total Building Materials	$1,422,738
	Chemicals — 2.3%
425,000	Braskem Idesa SAPI, 6.99%, 2/20/32 (144A)	$ 366,435
425,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	364,399
EUR420,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	374,201
300,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	346,561
379,000	Mativ, Inc., 6.875%, 10/1/26 (144A)	333,482
280,000	Olin Corp., 9.50%, 6/1/25 (144A)	302,834
336,000	Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 4/1/25 (144A)	317,520
	Total Chemicals	$2,405,432
	Commercial Services — 5.5%
245,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 237,398
585,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	535,603
450,000	APX Group, Inc., 6.75%, 2/15/27 (144A)	445,727
1,384,000	Atento Luxco 1 SA, 8.00%, 2/10/26 (144A)	858,618
473,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	372,428
958,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	902,085
410,000	PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (144A)	329,025
935,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	857,096
MXN3,600,000	Red de Carreteras de Occidente SAB de CV, 9.00%, 6/10/28 (144A)	174,272
7Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
558,000	Sotheby's, 7.375%, 10/15/27 (144A)	$ 536,929
411,000	Verscend Escrow Corp., 9.75%, 8/15/26 (144A)	412,831
	Total Commercial Services	$5,662,012
	Computers — 0.5%
865,000	Diebold Nixdorf, Inc., 8.50%, 4/15/24	$ 415,442
80,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	62,200
	Total Computers	$477,642
	Diversified Financial Services — 6.8%
1,000,000	ASG Finance Designated Activity Co., 7.875%, 12/3/24 (144A)	$ 925,000
375,925(h)	Avation Capital SA, 8.25% (9.00% PIK or 8.25% Cash), 10/31/26 (144A)	282,830
1,110,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	1,045,162
275,000(i)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	8,938
530,000	Financiera Independencia SAB de CV SOFOM ENR, 8.00%, 7/19/24 (144A)	384,720
EUR235,000	Garfunkelux Holdco 3 SA, 6.75%, 11/1/25 (144A)	206,232
GBP400,000	Garfunkelux Holdco 3 SA, 7.75%, 11/1/25 (144A)	422,333
1,073,814(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	826,837
75,000	OneMain Finance Corp., 6.625%, 1/15/28	70,322
355,000	PHH Mortgage Corp., 7.875%, 3/15/26 (144A)	331,375
1,174,000(i)	Unifin Financiera SAB de CV, 8.375%, 1/27/28 (144A)	598,647
865,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	752,706
465,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	404,792
745,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 7.875%, 5/1/27 (144A)	684,990
	Total Diversified Financial Services	$6,944,884
	Electric — 1.0%
400,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24 (144A)	$ 421,500
460,000(c)	Enel S.p.A., 8.75% (5 Year USD Swap Rate + 588 bps), 9/24/73 (144A)	473,869
Pioneer Diversified High Income Fund, Inc. |  | 7/31/228

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
92,678	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25 (144A)	$ 89,667
7,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	7,022
	Total Electric	$992,058
	Electrical Components & Equipments — 0.6%
350,000	WESCO Distribution, Inc., 7.125%, 6/15/25 (144A)	$ 361,760
245,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	253,822
	Total Electrical Components & Equipments	$615,582
	Energy-Alternate Sources — 0.1%
91,636(h)	SCC Power Plc, 4.00% (4.00% PIK or 4.00% Cash), 5/17/32 (144A)	$ 9,164
169,173(h)	SCC Power Plc, 8.00% (4.00% PIK or 8.00% Cash), 12/31/28 (144A)	67,669
	Total Energy-Alternate Sources	$76,833
	Engineering & Construction — 2.0%
200,000	Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (144A)	$ 183,140
1,425,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	1,157,812
230,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	188,526
EUR360,000	Promontoria Holding 264 BV, 6.375%, 3/1/27 (144A)	311,975
280,000	Promontoria Holding 264 BV, 7.875%, 3/1/27 (144A)	256,022
	Total Engineering & Construction	$2,097,475
	Entertainment — 2.2%
510,000	Caesars Entertainment, Inc., 8.125%, 7/1/27 (144A)	$ 510,000
305,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	310,337
900,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	805,500
295,000	Scientific Games International, Inc., 7.00%, 5/15/28 (144A)	300,077
295,000	Scientific Games International, Inc., 7.25%, 11/15/29 (144A)	300,163
	Total Entertainment	$2,226,077
	Environmental Control — 0.4%
367,000	Tervita Corp., 11.00%, 12/1/25 (144A)	$ 399,113
	Total Environmental Control	$399,113
9Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Food — 1.4%
555,000	Aragvi Finance International DAC, 8.45%, 4/29/26 (144A)	$ 398,545
1,310,000	Frigorifico Concepcion SA, 7.70%, 7/21/28 (144A)	1,054,550
	Total Food	$1,453,095
	Forest Products & Paper — 1.1%
1,175,000	Sylvamo Corp., 7.00%, 9/1/29 (144A)	$ 1,085,482
	Total Forest Products & Paper	$1,085,482
	Healthcare-Products — 0.2%
239,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 238,403
	Total Healthcare-Products	$238,403
	Healthcare-Services — 3.5%
445,000	Auna SAA, 6.50%, 11/20/25 (144A)	$ 396,227
550,000	Prime Healthcare Services, Inc., 7.25%, 11/1/25 (144A)	483,703
357,000	RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	335,580
1,066,000	Surgery Center Holdings, Inc., 10.00%, 4/15/27 (144A)	1,084,794
765,000	US Acute Care Solutions LLC, 6.375%, 3/1/26 (144A)	711,450
1,165,000	US Renal Care, Inc., 10.625%, 7/15/27 (144A)	535,900
	Total Healthcare-Services	$3,547,654
	Home Builders — 1.3%
885,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 807,023
390,000	Empire Communities Corp., 7.00%, 12/15/25 (144A)	340,275
211,000	KB Home, 6.875%, 6/15/27	218,259
	Total Home Builders	$1,365,557
	Home Furnishings — 0.9%
EUR930,000	International Design Group S.p.A., 6.50%, 11/15/25 (144A)	$ 869,713
	Total Home Furnishings	$869,713
	Housewares — 0.1%
120,000	CD&R Smokey Buyer, Inc., 6.75%, 7/15/25 (144A)	$ 112,608
	Total Housewares	$112,608
	Insurance — 5.5%
4,600,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	$ 5,645,028
	Total Insurance	$5,645,028
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2210

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Internet — 0.1%
95,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 98,539
	Total Internet	$98,539
	Iron & Steel — 2.7%
845,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 769,381
200,000	Metinvest BV, 7.75%, 4/23/23 (144A)	90,000
1,345,000	Metinvest BV, 7.75%, 10/17/29 (144A)	524,550
375,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	381,009
395,000	Mineral Resources, Ltd., 8.50%, 5/1/30 (144A)	399,938
870,000	TMS International Corp., 6.25%, 4/15/29 (144A)	579,943
	Total Iron & Steel	$2,744,821
	Leisure Time — 1.0%
100,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 86,025
EUR130,000	Carnival Corp., 7.625%, 3/1/26 (144A)	116,056
135,000	Carnival Corp., 10.50%, 2/1/26 (144A)	141,753
170,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	131,415
125,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	126,889
178,000	Royal Caribbean Cruises, Ltd., 11.50%, 6/1/25 (144A)	190,672
245,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	219,275
	Total Leisure Time	$1,012,085
	Media — 1.5%
225,000	Audacy Capital Corp., 6.75%, 3/31/29 (144A)	$ 108,563
1,660,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	1,394,400
25,000	Univision Communications, Inc., 7.375%, 6/30/30 (144A)	25,315
	Total Media	$1,528,278
	Metal Fabricate/Hardware — 0.3%
385,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 307,038
	Total Metal Fabricate/Hardware	$307,038
	Mining — 1.5%
883,000	Eldorado Gold Corp., 6.25%, 9/1/29 (144A)	$ 704,334
500,000	First Quantum Minerals, Ltd., 6.875%, 3/1/26 (144A)	482,433
400,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	381,000
	Total Mining	$1,567,767
11Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Oil & Gas — 15.1%
1,160,000	Aethon United BR LP/Aethon United Finance Corp., 8.25%, 2/15/26 (144A)	$ 1,198,918
1,685,000	Baytex Energy Corp., 8.75%, 4/1/27 (144A)	1,716,593
660,000	Cenovus Energy, Inc., 6.75%, 11/15/39	732,450
995,000	Colgate Energy Partners III LLC, 7.75%, 2/15/26 (144A)	976,180
1,510,000	Energean Plc, 6.50%, 4/30/27 (144A)	1,329,114
383,000	International Petroleum Corp., 7.25%, 2/1/27 (144A)	360,020
405,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	342,355
1,355,000	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	1,085,369
605,000	Murphy Oil Corp., 6.375%, 7/15/28	603,893
140,000	Nabors Industries, Inc., 7.375%, 5/15/27 (144A)	138,600
515,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	447,998
603,000	Neptune Energy Bondco Plc, 6.625%, 5/15/25 (144A)	582,739
955,000	Occidental Petroleum Corp., 4.40%, 4/15/46	811,647
674,000	Petroleos Mexicanos, 6.70%, 2/16/32	539,874
271,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	242,730
395,000	Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25 (144A)	308,100
480,000	Shelf Drilling Holdings, Ltd., 8.875%, 11/15/24 (144A)	472,800
900,000	SierraCol Energy Andina LLC, 6.00%, 6/15/28 (144A)	652,500
860,000	Strathcona Resources, Ltd., 6.875%, 8/1/26 (144A)	789,480
785,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	734,956
805,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	776,728
1,195,000	YPF SA, 6.95%, 7/21/27 (144A)	665,284
	Total Oil & Gas	$15,508,328
	Oil & Gas Services — 1.2%
521,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	$ 486,250
750,000	Exterran Energy Solutions LP/EES Finance Corp., 8.125%, 5/1/25	716,125
	Total Oil & Gas Services	$1,202,375
	Pharmaceuticals — 1.4%
547,000	Bausch Health Cos., Inc., 7.00%, 1/15/28 (144A)	$ 302,836
234,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, 7/31/27 (144A)	56,160
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2212

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — (continued)
465,000	P&L Development LLC/PLD Finance Corp., 7.75%, 11/15/25 (144A)	$ 311,550
381,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	307,021
493,000	Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	483,140
	Total Pharmaceuticals	$1,460,707
	Pipelines — 6.5%
815,000	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 680,525
230,000	DCP Midstream Operating LP, 5.60%, 4/1/44	199,035
555,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 6.75%, 5/15/25	528,637
510,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	465,375
450,000(a)	Energy Transfer LP, 5.80% (3 Month USD LIBOR + 302 bps), 11/1/66	313,875
915,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	823,500
118,000	EnLink Midstream Partners LP, 5.05%, 4/1/45	86,996
145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	110,502
344,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	267,561
365,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	357,700
197,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	180,139
645,000	Golar LNG, Ltd., 7.00%, 10/20/25 (144A)	596,625
845,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	807,245
1,175,000	Williams Cos., Inc., 5.75%, 6/24/44	1,209,383
	Total Pipelines	$6,627,098
	REITs — 1.0%
890,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	$ 635,527
386,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	388,413
10,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	7,698
	Total REITs	$1,031,638
	Retail — 1.3%
575,000	AAG FH LP/AAG FH Finco, Inc., 9.75%, 7/15/24 (144A)	$ 572,125
245,000	At Home Group, Inc., 7.125%, 7/15/29 (144A)	163,172
13Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Retail — (continued)
418,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	$ 253,123
389,000	Staples, Inc., 7.50%, 4/15/26 (144A)	344,265
	Total Retail	$1,332,685
	Software — 0.4%
505,000	Minerva Merger Sub, Inc., 6.50%, 2/15/30 (144A)	$ 457,025
	Total Software	$457,025
	Telecommunications — 6.1%
695,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 536,491
607,000	Altice France Holding SA, 10.50%, 5/15/27 (144A)	573,251
200,000	Altice France SA, 8.125%, 2/1/27 (144A)	197,494
56,934(h)	Digicel International Finance Ltd/Digicel international Holdings, Ltd., 13.00% (7.00% PIK or 6.00% Cash), 12/31/25 (144A)	48,394
750,000	Digicel, Ltd., 6.75%, 3/1/23	482,617
1,345,000	Kenbourne Invest SA, 6.875%, 11/26/24 (144A)	1,259,727
740,000	Maxar Technologies, Inc., 7.75%, 6/15/27 (144A)	757,419
850,000	Sprint Corp., 7.625%, 3/1/26	926,601
850,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	665,788
875,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	783,475
	Total Telecommunications	$6,231,257
	Transportation — 3.2%
1,245,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 867,321
655,000	Danaos Corp., 8.50%, 3/1/28 (144A)	654,707
400,000	Simpar Europe SA, 5.20%, 1/26/31 (144A)	336,000
575,000	Watco Cos. LLC/Watco Finance Corp., 6.50%, 6/15/27 (144A)	550,379
965,000	Western Global Airlines LLC, 10.375%, 8/15/25 (144A)	902,024
	Total Transportation	$3,310,431
	Trucking & Leasing — 0.3%
325,000	Fortress Transportation and Infrastructure Investors LLC, 9.75%, 8/1/27 (144A)	$ 328,123
	Total Trucking & Leasing	$328,123
	Total Corporate Bonds (Cost $107,465,464)	$95,607,759

Pioneer Diversified High Income Fund, Inc. |  | 7/31/2214

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Shares		Value
	Preferred Stock — 0.6% of Net Assets
	Diversified Financial Services — 0.5%
500(c)(g)	Compeer Financial ACA, 6.75% (3 Month USD LIBOR + 458 bps) (144A)	$ 510,000
	Total Diversified Financial Services	$510,000
	Internet — 0.1%
50,188	MYT Holding LLC, 10.00%, 6/6/29	$ 55,709
	Total Internet	$55,709
	Total Preferred Stock (Cost $591,625)	$565,709

	Right/Warrant — 0.0%† of Net Assets
	Aerospace & Defense — 0.0%†
6,475(b)	Avation Plc, 1/1/59	$ —
	Total Aerospace & Defense	$—
	Total Right/Warrant (Cost $—)	$—

Principal Amount USD ($)
	Insurance-Linked Securities — 21.1% of Net Assets#
	Event Linked Bonds — 6.9%
	Inland Flood – U.S. — 0.5%
250,000(a)	FloodSmart Re, 13.721%, (3 Month U.S. Treasury Bill + 1,125 bps), 2/25/25 (144A)	$ 239,800
250,000(a)	FloodSmart Re, 15.897%, (3 Month U.S. Treasury Bill + 1,358 bps), 3/1/24 (144A)	226,650
		$466,450
	Multiperil – U.S. — 1.9%
400,000(a)	Caelus Re V, 2.571%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	$ 20,000
375,000(a)	Caelus Re V, 2.571%, (1 Month U.S. Treasury Bill + 10 bps), 6/5/24 (144A)	33
250,000(a)	Caelus Re V, 2.571%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	25
250,000(a)	Four Lakes Re, 9.617%, (3 Month U.S. Treasury Bill + 700 bps), 1/5/24 (144A)	246,675
250,000(a)	Four Lakes Re, 12.477%, (3 Month U.S. Treasury Bill + 1,106 bps), 1/5/24 (144A)	246,650
500,000(a)	Matterhorn Re, 9.757%, (SOFR + 775 bps), 3/24/25 (144A)	482,700
15Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Residential Reinsurance 2018 Re, 14.281%, (3 Month U.S. Treasury Bill + 1,181 bps), 12/6/22 (144A)	$ 240,350
250,000(a)	Residential Reinsurance 2019 Re, 14.861%, (3 Month U.S. Treasury Bill + 1,239 bps), 12/6/23 (144A)	237,800
500,000(a)	Residential Reinsurance 2021 Re, 14.227%, (3 Month U.S. Treasury Bill + 1,175 bps), 12/6/25 (144A)	480,750
		$1,954,983
	Multiperil – U.S. & Canada — 3.1%
250,000(a)	Hypatia, Ltd., 9.796%, (3 Month U.S. Treasury Bill + 728 bps), 6/7/23 (144A)	$ 247,550
750,000(a)	Hypatia, Ltd., 12.746%, (3 Month U.S. Treasury Bill + 1,038 bps), 6/7/23 (144A)	741,450
250,000(a)	Kilimanjaro III Re, 13.567%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/21/25 (144A)	238,500
250,000(a)	Kilimanjaro III Re, 13.567%, (3 Month U.S. Treasury Bill + 1,125 bps), 4/20/26 (144A)	239,350
250,000(a)	Matterhorn Re, 7.517%, (SOFR + 575 bps), 12/8/25 (144A)	239,625
750,000(a)	Mona Lisa Re, 10.471%, (3 Month U.S. Treasury Bill + 800 bps), 1/9/23 (144A)	733,275
250,000(a)	Mystic Re IV, 8.127%, (3 Month U.S. Treasury Bill + 581 bps), 1/8/25 (144A)	239,750
500,000(a)	Mystic Re IV, 11.69%, (3 Month U.S. Treasury Bill + 1,169 bps), 1/8/25 (144A)	474,800
		$3,154,300
	Pandemic – U.S — 0.2%
250,000(a)	Vitality Re XI, 4.117%, (3 Month U.S. Treasury Bill + 180 bps), 1/9/24 (144A)	$ 243,925
	Windstorm – Florida — 0.2%
250,000(a)	Integrity Re, 9.471%, (3 Month U.S. Treasury Bill + 700 bps), 6/6/25 (144A)	$ 245,900
	Windstorm - Jamaica — 0.2%
250,000(a)	International Bank for Reconstruction & Development, 6.596%, (SOFRINDX + 445 bps), 12/29/23 (144A)	$ 244,350
	Windstorm - North Carolina — 0.5%
250,000(a)	Cape Lookout Re, 5.537%, (1 Month U.S. Treasury Bill + 325 bps), 3/22/24 (144A)	$ 245,750
250,000(a)	Cape Lookout Re, 7.471%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	247,400
		$493,150
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2216

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Windstorm - Texas — 0.3%
250,000(a)	Alamo Re II, 7.991%, (1 Month U.S. Treasury Bill + 552 bps), 6/8/23 (144A)	$ 246,125
	Total Event Linked Bonds	$7,049,183
Face Amount USD ($)
	Collateralized Reinsurance — 3.9%
	Multiperil – Massachusetts — 0.2%
250,000(j)+	Portsalon Re 2022, 5/31/28	$ 209,912
	Multiperil – U.S. — 0.9%
250,000(b)(j)+	Ballybunion Re 2020, 2/28/23	$ 28,244
500,000(b)(j)+	Ballybunion Re 2021-2, 6/30/25	525,000
100,000(b)(j)+	Ballybunion Re 2021-3, 7/31/25	102,370
264,839(j)+	Ballybunion Re 2022, 12/31/27	267,487
		$923,101
	Multiperil – Worldwide — 1.6%
250,000(b)(j)+	Amaranth Re 2022, 12/31/27	$ 237,783
250,000(j)+	Aureolin Re 2022, 3/31/28	232,925
650,000(b)(j)+	Cypress Re 2017, 1/31/23	65
462,683(b)(j)+	Dartmouth Re 2018, 1/31/23	82,739
100,000(b)(j)+	Dartmouth Re 2021, 12/31/24	56,920
250,000(j)+	Gamboge Re 2022, 3/31/28	233,142
27,000(b)(j)+	Limestone Re, 3/1/23 (144A)	—
250,000(b)(j)+	Merion Re 2022-1, 12/31/27	231,010
250,000(b)(j)+	Old Head Re 2022, 12/31/27	223,818
333,342(b)(j)+	Oyster Bay Re 2018, 1/31/23	41,039
700,000(b)(j)+	Resilience Re, 5/1/23	—
250,000(b)(j)+	Walton Health Re 2019, 6/30/23	137,597
250,000(j)+	Walton Health Re 2022, 12/15/27	215,123
		$1,692,161
	Windstorm – Florida — 0.5%
750,000(b)(j)+	Portrush Re 2017, 6/15/23	$ 478,575
	Windstorm – U.S. Multistate — 0.0%†
250,000(b)(j)+	White Heron Re 2021, 6/30/25	$ 5,350
17Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Face Amount USD ($)		Value
	Windstorm – U.S. Regional — 0.7%
1,015,734(b)(j)+	Oakmont Re 2020, 4/30/24	$ 37,915
750,000(j)+	Oakmont Re 2022, 4/1/28	709,986
		$747,901
	Total Collateralized Reinsurance	$4,057,000
	Reinsurance Sidecars — 9.4%
	Multiperil – U.S. — 0.3%
250,000(b)(j)+	Carnoustie Re 2020, 12/31/23	$ 33,900
231,715(b)(j)+	Carnoustie Re 2021, 12/31/24	10,983
223,952(b)(j)+	Carnoustie Re 2022, 12/31/27	235,084
1,000,000(b)(k)+	Harambee Re 2018, 12/31/22	—
1,000,000(k)+	Harambee Re 2019, 12/31/22	500
500,000(b)(k)+	Harambee Re 2020, 12/31/23	8,950
		$289,417
	Multiperil – U.S. Regional — 0.0%†
250,000(b)(j)+^	Brotherhood Re, 1/31/23	$ —
	Multiperil – Worldwide — 9.1%
3,037(k)+	Alturas Re 2019-2, 3/10/23	$ 1,030
24,550(k)+	Alturas Re 2019-3, 9/12/23	679
60,078(k)+	Alturas Re 2020-2, 3/10/23	16,969
225,450(b)(k)+	Alturas Re 2020-3, 9/30/24	—
439,922(b)(k)+	Alturas Re 2021-2, 12/31/24	—
213,682(b)(k)+	Alturas Re 2021-3, 7/31/25	197,015
416,933(b)(k)+	Alturas Re 2022-2, 12/31/27	427,315
492,000(b)(j)+	Bantry Re 2019, 12/31/22	16,710
470,033(b)(j)+	Bantry Re 2020, 12/31/23	30,589
500,000(b)(j)+	Bantry Re 2021, 12/31/24	64,975
417,157(j)+	Bantry Re 2022, 12/31/27	433,834
1,579,039(b)(j)+	Berwick Re 2018-1, 12/31/22	122,060
1,128,124(b)(j)+	Berwick Re 2019-1, 12/31/22	134,811
993,323(j)+	Berwick Re 2020-1, 12/31/23	99
750,000(b)(j)+	Berwick Re 2022, 12/31/27	775,751
7,125(j)+	Eden Re II, 3/22/23 (144A)	18,117
70,000(b)(j)+	Eden Re II, 3/22/24 (144A)	38,080
180,000(b)(j)+	Eden Re II, 3/21/25 (144A)	149,400
400,000(b)(j)+	Eden Re II, 3/20/26 (144A)	400,000
250,000(b)(j)+	Gleneagles Re 2018, 12/31/22	29,575
243,580(b)(j)+	Gleneagles Re 2020, 12/31/23	24,344
250,000(b)(j)+	Gleneagles Re 2021, 12/31/24	55,571
250,000(b)(j)+	Gleneagles Re 2022, 12/31/27	256,853
1,059,157(b)(j)+	Gullane Re 2018, 12/31/22	65,567
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2218

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
793,800(j)+	Gullane Re 2022, 12/31/27	$ 861,476
250,000(k)+	Lion Rock Re 2020, 1/31/23	—
250,000(b)(k)+	Lion Rock Re 2021, 12/31/24	107,125
498,977(b)(k)+	Lorenz Re 2019, 6/30/23	57,881
63,338(b)(k)+	Lorenz Re 2020, 6/30/23	4,339
336,662(b)(k)+	Lorenz Re 2020, 6/30/23	23,095
500,000(b)(j)+	Merion Re 2018-2, 12/31/22	82,750
500,000(b)(j)+	Merion Re 2021-2, 12/31/24	108,550
363,953(j)+	Merion Re 2022-2, 12/31/27	368,850
1,000,000(b)(j)+	Pangaea Re 2018-1, 12/31/22	21,054
1,000,000(b)(j)+	Pangaea Re 2018-3, 7/1/23	20,743
819,247(b)(j)+	Pangaea Re 2019-1, 2/1/23	17,071
735,313(b)(j)+	Pangaea Re 2019-3, 7/1/23	26,450
810,646(j)+	Pangaea Re 2020-1, 2/1/24	17,203
620,500(b)(j)+	Pangaea Re 2020-3, 7/1/24	8,735
790,000(b)(j)+	Pangaea Re 2021-1, 12/31/24	22,792
746,905(b)(j)+	Pangaea Re 2022-1, 12/31/27	792,840
250,000(j)+	Pangaea Re 2022-3, 5/31/28	254,632
250,000(b)(j)+	Phoenix One Re, 1/4/27 (144A)	274,675
200,000(b)(j)+	Sector Re V, 3/1/24 (144A)	150,180
25,000(b)(j)+	Sector Re V, 12/1/24 (144A)	71,213
499(b)(j)+	Sector Re V, 12/1/25 (144A)	25,092
750,000(a)(j)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	776,136
225,000(a)(j)+	Sector Re V, 2.471%, (3 Month U.S. Treasury Bill + 0 bps), 12/1/26 (144A)	232,841
515,671(j)+	Sussex Re 2020-1, 12/31/22	3,816
250,000(b)(j)+	Sussex Re 2021-1, 12/31/24	24,675
500,000(b)(j)+	Sussex Re 2022, 12/31/27	530,000
313,499(b)(k)+	Thopas Re 2019, 12/31/22	502
300,000(b)(k)+	Thopas Re 2020, 12/31/23	—
250,000(b)(k)+	Thopas Re 2021, 12/31/24	—
250,000(k)+	Thopas Re 2022, 12/31/27	261,725
375,860(b)(k)+	Torricelli Re 2021, 7/31/25	383,340
158,212(k)+	Torricelli Re 2022, 6/30/28	158,212
500,000(b)(j)+	Versutus Re 2018, 12/31/22	550
441,274(b)(j)+	Versutus Re 2019-A, 12/31/22	1,897
58,727(b)(j)+	Versutus Re 2019-B, 12/31/22	176
500,000(b)(k)+	Viribus Re 2018, 12/31/22	—
212,306(b)(k)+	Viribus Re 2019, 12/31/22	1,911
240,783(b)(k)+	Viribus Re 2020, 12/31/23	10,594
221,888(k)+	Viribus Re 2022, 12/31/27	254,395
19Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
507,289(b)(j)+	Woburn Re 2018, 12/31/22	$ 26,675
499,829(b)(j)+	Woburn Re 2019, 12/31/22	106,587
		$9,350,122
	Total Reinsurance Sidecars	$9,639,539
	Industry Loss Warranties — 0.9%
	Windstorm – U.S — 0.2%
250,000(j)+	Ballylifin Re 2022, 5/31/28	$ 211,888
	Windstorm – U.S. Regional — 0.7%
250,000(j)+	Streamsong Re 2022, 12/15/27	$ 234,347
500,000(j)+	Flavescent Re 2022, 11/30/27	451,250
		$685,597
	Total Industry Loss Warranties	$897,485
	Total Insurance-Linked Securities (Cost $23,181,106)	$21,643,207

Principal Amount USD ($)
	Foreign Government Bonds — 2.9% of Net Assets
	Angola — 0.4%
448,000	Angolan Government International Bond, 8.250%, 5/9/28 (144A)	$ 375,254
	Total Angola	$375,254
	Gabon — 0.3%
475,000	Gabon Government International Bond, 7.000%, 11/24/31 (144A)	$ 337,203
	Total Gabon	$337,203
	Ghana — 0.3%
320,000	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 139,731
500,000	Ghana Government International Bond, 8.627%, 6/16/49	217,500
	Total Ghana	$357,231
	Mexico — 0.9%
MXN18,385,500	Mexican Bonos, 8.000%, 12/7/23	$ 884,773
	Total Mexico	$884,773
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2220

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Nigeria — 0.8%
675,000	Nigeria Government International Bond, 7.375%, 9/28/33 (144A)	$ 447,201
530,000	Nigeria Government International Bond, 8.375%, 3/24/29 (144A)	410,209
	Total Nigeria	$857,410
	Ukraine — 0.2%
750,000	Ukraine Government International Bond, 8.994%, 2/1/24 (144A)	$ 161,250
	Total Ukraine	$161,250
	Total Foreign Government Bonds (Cost $4,670,524)	$2,973,121

Shares
	SHORT TERM INVESTMENTS — 0.5% of Net Assets
	Open-End Fund — 0.5%
508,756(l)	Dreyfus Government Cash Management, Institutional Shares, 1.83%	$ 508,756
		$508,756
	TOTAL SHORT TERM INVESTMENTS (Cost $508,756)	$508,756
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
Over The Counter (OTC) Call Option Purchased — 0.0%†
18,332(m)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(n)	10/23/22	$—
18,332(o)^	Desarrolladora Homex SAB de CV	Bank of New York Mellon Corp.	MXN —	MXN 0.01(n)	10/23/22	—
	Total Over The Counter (OTC) Call Option Purchased (Premiums paid $ 0)					$—

21Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
	Over The Counter (OTC) Currency Put Option Purchased — 0.2%
1,700,000	Put EUR Call USD	Bank of America NA	EUR 26,125	EUR 1.15	10/19/22	$198,388
1,450,000	Put EUR Call USD	JPMorgan Chase Bank NA	EUR 24,280	EUR 0.99	1/23/23	21,050
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 50,405)					$219,438

	TOTAL OPTIONS PURCHASED (Premiums paid $ 50,405)					$219,438

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 141.5% (Cost $162,133,562)					$145,103,401
	Over The Counter (OTC) Currency Call Option Written — (0.0%)†
1,700,000	Call EUR Put USD	Bank of America NA	EUR 26,125	EUR 1.20	10/19/22	$(10)
1,450,000	Call EUR Put USD	JPMorgan Chase Bank NA	EUR 24,280	EUR 1.07	1/23/23	(23,297)
	Total Over The Counter (OTC) Currency Call Option Written (Premiums received $(50,405))					$(23,307)

	OTHER ASSETS AND LIABILITIES — (41.5)%					$(42,545,673)
	net assets — 100.0%					$102,534,421

bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At July 31, 2022, the value of these securities amounted to $110,150,685, or 107.4% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at July 31, 2022.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at July 31, 2022.
(d)	Security issued with a zero coupon. Income is recognized through accretion of discount.
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2222

Schedule of Investments  |  7/31/22
(unaudited) (continued)
(e)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(f)	Security is priced as a unit.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is in default.
(j)	Issued as participation notes.
(k)	Issued as preference shares.
(l)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2022.
(m)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 12.5 billion.
(n)	Strike price is 1 Mexican Peso (MXN).
(o)	Option does not become effective until underlying company’s outstanding common shares reach a market capitalization of MXN 15.5 billion.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at July 31, 2022.
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alamo Re II	5/29/2020	$250,000	$246,125
Alturas Re 2019-2	12/19/2018	3,037	1,030
Alturas Re 2019-3	6/26/2019	24,550	679
Alturas Re 2020-2	1/1/2020	60,078	16,969
Alturas Re 2020-3	8/3/2020	—	—
Alturas Re 2021-2	2/16/2021	22,989	—
Alturas Re 2021-3	8/16/2021	213,682	197,015
Alturas Re 2022-2	1/18/2022	416,933	427,315
Amaranth Re 2022	1/21/2022	221,062	237,783
Aureolin Re 2022	5/5/2022	224,500	232,925
Ballybunion Re 2020	12/31/2019	17,156	28,244
Ballybunion Re 2021-2	8/2/2021	500,000	525,000
Ballybunion Re 2021-3	8/2/2021	100,000	102,370
Ballybunion Re 2022	3/9/2022	264,839	267,487
Ballylifin Re 2022	7/15/2022	203,625	211,888
23Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Bantry Re 2019	2/1/2019	$—	$16,710
Bantry Re 2020	2/4/2020	—	30,589
Bantry Re 2021	1/11/2021	72,117	64,975
Bantry Re 2022	2/2/2022	417,157	433,834
Berwick Re 2018-1	1/10/2018	230,646	122,060
Berwick Re 2019-1	12/31/2018	134,801	134,811
Berwick Re 2020-1	9/24/2020	—	99
Berwick Re 2022	12/31/2021	750,000	775,751
Brotherhood Re	1/22/2018	40,341	—
Caelus Re V	4/27/2017	400,000	20,000
Caelus Re V	4/27/2017	375,000	33
Caelus Re V	5/4/2018	250,000	25
Cape Lookout Re	3/9/2021	250,000	245,750
Cape Lookout Re	3/16/2022	250,000	247,400
Carnoustie Re 2020	7/16/2020	11,377	33,900
Carnoustie Re 2021	1/25/2021	7,764	10,983
Carnoustie Re 2022	1/20/2022	223,952	235,084
Cypress Re 2017	1/24/2017	2,185	65
Dartmouth Re 2018	1/18/2018	173,152	82,739
Dartmouth Re 2021	1/19/2021	37,395	56,920
Eden Re II	1/22/2019	836	18,117
Eden Re II	12/23/2019	66,962	38,080
Eden Re II	1/25/2021	180,000	149,400
Eden Re II	1/21/2022	400,000	400,000
Flavescent Re 2022	7/26/2022	451,250	451,250
FloodSmart Re	2/8/2022	247,419	226,650
FloodSmart Re	2/14/2022	250,000	239,800
Four Lakes Re	11/5/2020	250,000	246,675
Four Lakes Re	11/5/2020	250,000	246,650
Gamboge Re 2022	4/11/2022	224,823	233,142
Gleneagles Re 2018	1/11/2018	20,068	29,575
Gleneagles Re 2020	6/24/2020	1,917	24,344
Gleneagles Re 2021	1/13/2021	60,146	55,571
Gleneagles Re 2022	1/18/2022	250,000	256,853
Gullane Re 2018	3/26/2018	—	65,567
Gullane Re 2022	2/17/2022	793,800	861,476
Harambee Re 2018	12/19/2017	21,232	—
Harambee Re 2019	12/20/2018	—	500
Harambee Re 2020	2/27/2020	—	8,950
Hypatia, Ltd.	4/9/2021	254,915	247,550
Hypatia, Ltd.	7/10/2020	763,519	741,450
Integrity Re	5/9/2022	250,000	245,900
International Bank for Reconstruction & Development	7/19/2021	250,000	244,350
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2224

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Kilimanjaro III Re	4/8/2021	$250,000	$238,500
Kilimanjaro III Re	4/8/2021	250,000	239,350
Limestone Re	6/20/2018	230	—
Lion Rock Re 2020	12/30/2019	—	—
Lion Rock Re 2021	3/1/2021	161,914	107,125
Lorenz Re 2019	6/26/2019	156,459	57,881
Lorenz Re 2020	8/11/2020	3,822	4,339
Lorenz Re 2020	8/12/2020	20,317	23,095
Matterhorn Re	12/15/2021	250,000	239,625
Matterhorn Re	3/10/2022	500,000	482,700
Merion Re 2018-2	12/28/2017	20,576	82,750
Merion Re 2021-2	12/28/2020	136,047	108,550
Merion Re 2022-1	1/25/2022	214,942	231,010
Merion Re 2022-2	3/1/2022	363,953	368,850
Mona Lisa Re	12/30/2019	751,000	733,275
Mystic Re IV	10/26/2021	248,729	239,750
Mystic Re IV	6/9/2021	500,000	474,800
Oakmont Re 2020	12/3/2020	9,584	37,915
Oakmont Re 2022	5/9/2022	679,940	709,986
Old Head Re 2022	1/6/2022	188,288	223,818
Oyster Bay Re 2018	1/17/2018	36,022	41,039
Pangaea Re 2018-1	1/11/2018	143,008	21,054
Pangaea Re 2018-3	5/31/2018	240,861	20,743
Pangaea Re 2019-1	1/9/2019	8,601	17,071
Pangaea Re 2019-3	7/25/2019	22,059	26,450
Pangaea Re 2020-1	1/21/2020	—	17,203
Pangaea Re 2020-3	9/15/2020	—	8,735
Pangaea Re 2021-1	1/28/2021	43,095	22,792
Pangaea Re 2022-1	1/11/2022	746,905	792,840
Pangaea Re 2022-3	6/15/2022	250,000	254,632
Phoenix One Re	12/21/2020	250,000	274,675
Portrush Re 2017	6/12/2017	575,239	478,575
Portsalon Re 2022	7/15/2022	202,159	209,912
Residential Reinsurance 2018 Re	11/15/2018	250,000	240,350
Residential Reinsurance 2019 Re	11/5/2019	250,000	237,800
Residential Reinsurance 2021 Re	10/28/2021	500,000	480,750
Resilience Re	2/8/2017	338	—
Sector Re V	4/23/2019	200,000	150,180
Sector Re V	12/4/2019	25,000	71,213
Sector Re V	12/21/2020	499	25,092
Sector Re V	12/6/2021	750,000	776,136
Sector Re V	1/5/2022	225,000	232,841
Streamsong Re 2022	6/9/2022	230,937	234,347
Sussex Re 2020-1	1/21/2020	—	3,816
25Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

Restricted Securities	Acquisition date	Cost	Value
Sussex Re 2021-1	1/26/2021	$25,674	$24,675
Sussex Re 2022	1/5/2022	500,000	530,000
Thopas Re 2019	2/13/2019	—	502
Thopas Re 2020	12/30/2019	—	—
Thopas Re 2021	1/22/2021	—	—
Thopas Re 2022	2/15/2022	250,000	261,725
Torricelli Re 2021	7/2/2021	375,860	383,340
Torricelli Re 2022	7/26/2022	158,212	158,212
Versutus Re 2018	12/20/2017	—	550
Versutus Re 2019-A	1/28/2019	—	1,897
Versutus Re 2019-B	12/24/2018	—	176
Viribus Re 2018	12/22/2017	35,793	—
Viribus Re 2019	3/25/2019	—	1,911
Viribus Re 2020	3/12/2020	24,541	10,594
Viribus Re 2022	4/18/2022	221,888	254,395
Vitality Re XI	1/23/2020	250,000	243,925
Walton Health Re 2019	7/18/2019	81,749	137,597
Walton Health Re 2022	7/13/2022	208,375	215,123
White Heron Re 2021	6/9/2021	—	5,350
Woburn Re 2018	3/20/2018	168,958	26,675
Woburn Re 2019	1/30/2019	89,307	106,587
Total Restricted Securities			$21,643,207
% of Net assets			21.1%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	3,445,000	USD	3,662,896	Brown Brothers Harriman & Co.	9/23/22	$(128,110)
USD	635,134	EUR	589,000	Goldman Sachs & Co.	8/26/22	31,986
USD	865,458	GBP	706,000	Goldman Sachs & Co.	9/23/22	4,589
USD	1,377,594	EUR	1,335,000	State Street Bank & Trust Co.	10/27/22	4,168
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(87,367)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
USD	— United States Dollar
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2226

Schedule of Investments  |  7/31/22
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$3,413,401	$—	$3,413,401
Common Stocks
Oil, Gas & Consumable Fuels	85,390	93,000	—	178,390
Specialty Retail	—	—	51,768	51,768
All Other Common Stocks	234,855	—	—	234,855
Asset Backed Securities	—	3,398,192	—	3,398,192
Collateralized Mortgage Obligations	—	2,437,148	—	2,437,148
Commercial Mortgage-Backed Securities	—	11,477,087	—	11,477,087
Convertible Corporate Bonds	—	2,394,570	—	2,394,570
Corporate Bonds	—	95,607,759	—	95,607,759
Preferred Stock	565,709	—	—	565,709
Right/Warrant	—	—	—	—
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	209,912	209,912
Multiperil – U.S.	—	—	923,101	923,101
Multiperil – Worldwide	—	—	1,692,161	1,692,161
Windstorm – Florida	—	—	478,575	478,575
Windstorm – U.S. Multistate	—	—	5,350	5,350
Windstorm – U.S. Regional	—	—	747,901	747,901
Reinsurance Sidecars
Multiperil – U.S.	—	—	289,417	289,417
Multiperil – U.S. Regional	—	—	—	—
Multiperil – Worldwide	—	—	9,350,122	9,350,122
Industry Loss Warranties
Windstorm – U.S	—	—	211,888	211,888
Windstorm – U.S. Regional	—	—	685,597	685,597
All Other Insurance-Linked Securities	—	7,049,183	—	7,049,183
Foreign Government Bonds	—	2,973,121	—	2,973,121
Open-End Fund	508,756	—	—	508,756
27Pioneer Diversified High Income Fund, Inc. |  | 7/31/22

	Level 1	Level 2	Level 3	Total
Over The Counter (OTC) Call Option Purchased	$—	$—*	$—	$—*
Over The Counter (OTC) Currency Put Option Purchased	—	219,438	—	219,438
Total Investments in Securities	$1,394,710	$129,062,899	$14,645,792	$145,103,401
Other Financial Instruments
Credit Agreement(a)	$—	$(46,575,000)	$—	$(46,575,000)
Over The Counter (OTC) Currency Call Option Written	—	(23,307)	—	(23,307)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(87,367)	—	(87,367)
Total Other Financial Instruments	$—	$(46,685,674)	$—	$(46,685,674)
(a)	The Fund may hold liabilities in which the fair value approximates the carrying amount for financial statement purposes.
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 4/30/22	$64,395	$13,798,572	$13,862,967
Realized gain (loss)	—	—	—
Changed in unrealized appreciation (depreciation)	(12,627)	209,108	196,481
Accrued discounts/premiums	—	(961,337)	(961,337)
Purchases	—	2,608,994	2,608,994
Sales	—	(1,061,280)	(1,061,280)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	(33)	(33)
Balance as of 7/31/22	$51,768	$14,594,024	$14,645,792
*	Transfers are calculated on the beginning of period values. During the three months ended July 31, 2022 investments having aggregate value of $33 were transferred out of Level 3 to Level 2, as there were significant observable inputs available to determine their value. There were no other transfers into or out of Level 3 during the period.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at July 31, 2022:	$258,421
Pioneer Diversified High Income Fund, Inc. |  | 7/31/2228